Segment Information - Components of Adjusted Capital Expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Additions to property and equipment	$ 316,436	$ 327,647	$ 286,697
Capitalized implementation costs	60,766	83,405	63,382
Adjusted Capital Expenditures	$ 377,202	$ 411,052	$ 350,079